COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases office space and employee accommodation in the PRC under non-cancellable operating leases expiring on various dates. Payments under operating leases are expensed on a straight-line basis, after considering rent holidays, over the periods of the respective lease terms. The terms of the leases do not contain rent escalation or contingent rents, for the periods ended September 30, 2013 and 2014, amounted to RMB12,780 and RMB20,790 (US$3,387) respectively. As of September 30, 2014, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises related to continuing operations consisting of the following:

	As of September 30, 2014
	RMB	US$
	(Unaudited)	(Unaudited)
Three months ending December 31, 2014	9,586	1,562
2015	37,000	6,028
2016	30,421	4,956
2017 and thereafter	—	—

Total	77,007	12,546

Taxation

As of September 30, 2014, the Group has recognized liabilities of RMB29,041 (US$4,731) for unrecognized tax benefits. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of September 30, 2014, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

With respect to display advertising services, consistent with industry practice in the PRC, the Company regularly provides such services at a discount to its standard rates. These discounts are in the form of free advertising elements, of which the duration and other terms of services are specified as part of the revenue contract. The VAT pilot program replaced the business tax rules for advertising services in Beijing effective from September 1, 2012. There are uncertainties under the current VAT rules as to whether these free elements should constitute deemed services in addition to the chargeable elements rather than discounts to the overall revenue arrangements for tax purposes and thus be subject to VAT at the standard rates of services. The Company currently considers that such free elements do not give rise to deemed services for VAT purposes and the value-add tax for a revenue contract is calculated based on the contract price for the overall arrangements. The rules related to the VAT pilot program are still evolving and the timing of the promulgation of the final tax rules or related interpretation is uncertain. The estimated amount of this contingency as of September 30, 2014 is not determinable.

12.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases office space and employee accommodation in the PRC under non-cancellable operating leases expiring on various dates. Payments under operating leases are expensed on a straight-line basis, after considering rent holidays, over the periods of the respective lease terms. The terms of the leases do not contain rent escalation or contingent rents for the years ended December 31, 2011, 2012 and 2013, total rental expenses for all operating leases amounted to RMB8,035, RMB12,038 and RMB17,898 (US$2,957) respectively.

As of December 31, 2013, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises related to continuing operations consisting of the following:

	RMB	US$
2014	26,958	4,453
2015	25,707	4,246
2016	22,001	3,634
2017 and thereafter	—	—

	74,666	12,333

Taxation

As of December 31, 2012 and 2013, the Group has recognized liabilities of RMB16,568 and RMB29,041 (US$4,797), respectively, related to unrecognized tax benefits (Note 6). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. The Group classified the accrual for unrecognized tax benefits as a non-current liability.

With respect to display advertising services, consistent with industry practice in the PRC, the Company regularly provides such services at a discount to its standard rates. These discounts are in the form of free advertising elements, of which the duration and other terms of services are specified as part of the revenue contract. The VAT pilot program replaced the business tax rules for advertising services in Beijing effective from September 1, 2012. There are uncertainties under the current VAT rules as to whether these free elements should constitute deemed services in addition to the chargeable elements rather than discounts to the overall revenue arrangements for tax purposes and thus be subject to VAT at the standard rates of services. The Company currently considers that such free elements do not give rise to deemed services for VAT purposes and the value-add tax for a revenue contract is calculated based on the contract price for the overall arrangements. The rules related to the VAT pilot program are still evolving and the timing of the promulgation of the final tax rules or related interpretation is uncertain. The estimated amount of this contingency as of December 31, 2013 is not determinable.